PROPERTY & EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY & EQUIPMENT

NOTE 5 - PROPERTY & EQUIPMENT

Property and equipment are recorded at cost. The Company capitalizes purchases of property and equipment over $5,000. Depreciation is computed using the straight-line method over the estimated useful lives of the various classes of assets as follows between three and five years.

Long lived assets, including property and equipment, to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Impairment losses are recognized if expected future cash flows of the related assets are less than their carrying values. Measurement of an impairment loss is based on the fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Maintenance and repair expenses, as incurred, are charged to expense. Betterments and renewals are capitalized in plant and equipment accounts. Cost and accumulated depreciation applicable to items replaced or retired are eliminated from the related accounts with any gain or loss on the disposition included as income.

Clean-Seas, Inc. has purchased a pyrolysis unit for piloting and demonstration purposes which has been commissioned in Hyderabad, India as of May 2022. The unit will be used to showcase the Company’s technology and services, turning waste plastic into environmentally friendly commodities, to potential customers.

Property and equipment stated at cost, less accumulated depreciation consisted of the following:

  Schedule of Property and Equipment

	June 30, 2023	December 31, 2022
Pyrolysis unit	$185,700	$185,700
Equipment	55,676	55,676
Clean-Seas Morocco	1,128,348	—
Less: accumulated depreciation	—	—
Property and equipment, net	$1,369,724	$241,376

Depreciation expense

As of June 30, 2023, the Company’s fixed assets have not yet been placed into service. Depreciation will begin on the date the assets are placed into service.

NOTE 4 - PROPERTY & EQUIPMENT

Property and equipment are recorded at cost. The Company capitalizes purchases of property and equipment over $5,000. Depreciation is computed using the straight-line method over the estimated useful lives of the various classes of assets as follows between three and five years.

Long lived assets, including property and equipment, to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Impairment losses are recognized if expected future cash flows of the related assets are less than their carrying values. Measurement of an impairment loss is based on the fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Maintenance and repair expenses, as incurred, are charged to expense. Betterments and renewals are capitalized in plant and equipment accounts. Cost and accumulated depreciation applicable to items replaced or retired are eliminated from the related accounts with any gain or loss on the disposition included as income.

Clean-Seas, Inc. has purchased a pyrolysis unit for piloting and demonstration purposes which has been commissioned in Hyderabad, India as of May 2022. The unit will be used to showcase the Company’s technology and services, turning waste plastic into environmentally friendly commodities, to potential customers.

Property and equipment stated at cost, less accumulated depreciation consisted of the following:

 Schedule of Property and Equipment

	December 31, 2022	December 31, 2021
Pyrolysis unit	$185,700	$150,505
Equipment	55,676	—
Less: accumulated depreciation	—	—
Property and equipment, net	$241,376	$150,505

Depreciation expense

As of December 31, 2022, the Company’s fixed assets have not yet been placed into service. Depreciation will begin on the date the assets are placed into service.